Accounts payable and accrued liabilities	12 Months Ended
Oct. 31, 2023
Accounts payable and accrued liabilities.
Accounts payable and accrued liabilities

13.	Accounts payable and accrued liabilities

As at October 31	2023	2022
	$	$
Accounts payable	8,353	7,670
Accrued liabilities	8,486	7,021
Income tax payable	1,631	3,212
Sales tax payable	2,432	8,343
Total	20,902	26,246